SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
Municipal Bonds — 29.77%
Alabama — 0.97%
$1,000,000	Water Works Board of the City of Birmingham (The) Revenue, 0.85%, 1/1/25	$992,952
150,000	Water Works Board of the City of Birmingham (The) Revenue, 2.60%, 1/1/27	158,055
1,000,000	Water Works Board of the City of Birmingham (The) Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	1,008,456
		2,159,463
Arizona — 0.45%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	738,874
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	249,457
		988,331
Arkansas — 0.04%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	97,972

California — 8.88%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	153,421
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	246,170
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	806,107
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	995,354
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	469,261
135,000	City & County of San Francisco GO, Series A, 2.82%, 6/15/24	140,888
100,000	City & County of San Francisco GO, Series C, 1.95%, 6/15/27	101,833
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	106,237
300,000	City of Modesto Wastewater Revenue, Series A, 0.99%, 11/1/25	295,440
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	346,558
1,580,000	City of San Francisco Public Utilities Commission Water Revenue, Series G, 1.79%, 11/1/30	1,541,381
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	755,213
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	301,683
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	107,349
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	208,426
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,654,873

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	$156,293
150,000	Kern Community College District GO, 2.54%, 11/1/26	156,719
175,000	Lancaster Power Authority Revenue, 0.45%, 11/1/22	174,674
190,000	Lancaster Power Authority Revenue, 0.87%, 11/1/24, (Credit Support: AGM)	186,847
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	233,746
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	278,702
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	530,262
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	534,250
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	773,744
300,000	Riverside Community College District GO, 0.82%, 8/1/25	293,892
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	206,063
250,000	Rowland Water District Revenue, Series A, 0.87%, 12/1/25	246,024
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	245,651
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	979,515
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	805,012
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	122,191
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	122,651
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	386,399
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	1,021,880
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	918,830
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	601,602
1,250,000	State of California Department of Water Resources Revenue, 0.51%, 12/1/24	1,229,010
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	97,235
245,000	Walnut Valley Water District Revenue, Series A, 0.76%, 6/1/25	241,184
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	308,531
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	312,778
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	317,615
		19,711,494
Colorado — 0.83%
1,120,000	Denver City & County Housing Authority Revenue, Series B, 0.84%, 8/1/24, (Credit Support: HUD SECT 8), Callable 2/1/24 @ 100	1,105,757

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	$52,838
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	282,356
400,000	Regional Transportation District Sales Tax Revenue, Series A, 0.70%, 11/1/25	389,954
		1,830,905
Connecticut — 0.22%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	321,223
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	156,823
		478,046
District of Columbia — 1.02%
340,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.05%, 3/1/25, (Credit Support: FHA)	335,163
155,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.15%, 9/1/25, (Credit Support: FHA)	152,419
350,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.20%, 3/1/26, (Credit Support: FHA)	342,984
195,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.50%, 3/1/27, (Credit Support: FHA)	191,176
195,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.60%, 9/1/27, (Credit Support: FHA)	190,954
200,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.70%, 3/1/28, (Credit Support: FHA)	195,703
135,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.75%, 9/1/28, (Credit Support: FHA)	131,886
140,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.95%, 9/1/29, (Credit Support: FHA)	137,374
590,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	580,502
		2,258,161
Florida — 1.10%
500,000	City of Deltona Utility System Revenue, 0.31%, 10/1/23, (Credit Support: BAM)	494,098
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,948,141
		2,442,239
Georgia — 0.62%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	76,278
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	282,027
500,000	Coweta County Water & Sewage Authority Revenue, Series A, 2.00%, 6/1/25	511,062

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	$78,645
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	418,735
		1,366,747
Hawaii — 0.42%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	682,950
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	254,438
		937,388
Idaho — 0.23%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	511,094

Iowa — 0.34%
650,000	Iowa Finance Authority Revenue, Series B, 0.47%, 8/1/24	640,580
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 6/1/24 @ 100	105,256
		745,836
Kentucky — 0.16%
370,000	Louisville and Jefferson County Metropolitan Sewer District Revenue, Series C, 0.72%, 5/15/24	364,926

Maryland — 0.10%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	222,610

Massachusetts — 0.86%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	590,308
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	1,053,596
250,000	Massachusetts Water Resources Authority Revenue, Series F, 1.86%, 8/1/24	255,556
		1,899,460
Michigan — 1.36%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	742,786
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,320,218
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	99,098
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	173,055
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	173,055

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$300,000	Romulus Community Schools GO, Series B, 1.00%, 5/1/25, (Credit Support: Q-SBLF)	$298,307
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	216,913
		3,023,432
Missouri — 0.05%
100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Direct Deposit)	100,661

Nebraska — 0.15%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	98,609
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	244,530
		343,139
Nevada — 0.12%
250,000	City of Henderson GO, Series A-2, 2.23%, 6/1/28	257,728

New Jersey — 0.64%
1,335,000	Morris County Improvement Authority Revenue, 0.89%, 6/15/25	1,313,818
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	101,575
		1,415,393
New York — 0.75%
570,000	New York State Housing Finance Agency Revenue, 1.13%, 11/1/25, (Credit Support: SONYMA), Callable 7/1/23 @ 100	563,803
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	605,942
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	505,533
		1,675,278
Ohio — 0.11%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	143,561
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	101,541
		245,102
Oregon — 0.49%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	343,215
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	301,366
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	92,492
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	340,878
		1,077,951

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Pennsylvania — 2.10%
$1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	$1,735,152
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	204,442
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	811,011
1,325,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.03%, 9/1/24	1,312,352
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	494,243
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	111,429
		4,668,629
Rhode Island — 1.78%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,288,089
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	395,639
150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	159,496
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.00%, 10/1/26	976,227
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	975,473
150,000	State of Rhode Island GO, Series B, 3.00%, 5/1/23	154,538
		3,949,462
South Carolina — 0.03%
75,000	Spartanburg Sanitary Sewer District Revenue, 1.19%, 3/1/26	74,753

Tennessee — 0.23%
365,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.03%, 7/1/25	362,649
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	159,028
		521,677
Texas — 2.91%
930,000	City of Houston Combined Utility System Revenue, Series B, 0.81%, 11/15/25	911,844
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	256,341
400,000	City of Lubbock Water & Wastewater System Revenue, Series C, 1.39%, 2/15/27	399,480
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	168,660
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	297,474
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	685,967
350,000	Dallas Area Rapid Transit Revenue, 1.15%, 12/1/26	344,720
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	802,794

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,150,000	Hidalgo County Drain District No 1 GO, Series A, 0.59%, 9/1/24	$1,132,479
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	329,821
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	269,111
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	219,943
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	126,578
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	292,935
200,000	United Independent School District GO, 5.00%, 8/15/24, (Credit Support: PSF-GTD)	220,833
		6,458,980
Utah — 1.18%
150,000	Central Utah Water Conservancy District Revenue, Series E, 0.72%, 10/1/25	146,736
1,240,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 0.82%, 7/1/25	1,220,349
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	511,625
750,000	North Davis County Sewer District Revenue, Series B, 0.79%, 3/1/25	740,300
		2,619,010
Vermont — 0.05%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	110,242

Virginia — 0.07%
150,000	Loudoun County Economic Development Authority Revenue, Series B, 2.05%, 12/1/22	152,055

Washington — 1.51%
2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	2,860,510
200,000	County of King Sewer Revenue, Series A, 0.80%, 7/1/25	196,597
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	301,936
		3,359,043

Total Municipal Bonds		66,067,207
(Cost $66,851,411)
U.S. Government Agency Backed Mortgages — 27.90%
Fannie Mae — 8.95%
50,000	Pool #AN0360, 3.95%, 12/1/45	57,963
93,354	Pool #AN7868, 3.06%, 12/1/27	100,013
96,067	Pool #AN8422, 3.71%, 4/1/33	110,295
17,576	Pool #BJ0657, 4.00%, 2/1/48	18,735
53,755	Pool #BJ2670, 4.00%, 4/1/48	57,237
61,161	Pool #BJ3178, 4.00%, 11/1/47	66,652
51,724	Pool #BJ3251, 4.00%, 1/1/48	55,732

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$60,449	Pool #BJ4987, 4.00%, 3/1/48	$66,061
38,157	Pool #BJ5158, 4.00%, 4/1/48	40,925
43,775	Pool #BJ9439, 4.00%, 2/1/48	47,158
59,573	Pool #BJ9477, 4.00%, 4/1/48	64,178
48,841	Pool #BK7924, 4.00%, 11/1/48	52,616
42,581	Pool #BO1263, 3.50%, 6/1/49	45,133
833,520	Pool #BP3417, 2.50%, 5/1/51	851,492
230,325	Pool #BP8741, 2.50%, 6/1/50	235,215
312,503	Pool #BQ7523, 2.00%, 11/1/50	312,385
357,828	Pool #BQ7524, 2.50%, 10/1/50	366,313
923,612	Pool #BR1037, 2.50%, 5/1/51	943,527
1,631,884	Pool #BR2051, 2.50%, 6/1/51	1,667,071
2,106,106	Pool #BR2234, 2.50%, 8/1/51	2,151,534
300,000	Pool #BS0915, 1.62%, 3/1/31	295,833
1,116,364	Pool #BT0853, 2.50%, 5/1/51	1,141,100
45,369	Pool #CA1066, 4.00%, 1/1/48	48,584
22,617	Pool #CA1068, 3.50%, 1/1/48	23,963
75,495	Pool #CA2595, 4.50%, 11/1/48	80,841
23,399	Pool #CA2597, 4.00%, 11/1/48	24,915
87,093	Pool #CA2912, 4.00%, 12/1/48	94,198
46,004	Pool #CA3132, 4.00%, 2/1/49	49,748
45,548	Pool #CA3174, 4.00%, 2/1/49	49,036
273,089	Pool #CA3451, 3.50%, 5/1/49	288,003
196,934	Pool #CA3456, 3.50%, 5/1/49	209,826
388,056	Pool #CA9048, 2.00%, 2/1/51	387,910
1,001,384	Pool #CB0437, 2.50%, 5/1/51	1,022,976
1,046,514	Pool #CB0480, 2.50%, 5/1/51	1,069,079
1,038,118	Pool #CB0576, 2.50%, 5/1/51	1,060,502
1,812,059	Pool #CB0582, 2.50%, 5/1/51	1,851,131
1,832,751	Pool #CB0675, 2.50%, 5/1/51	1,872,269
1,016,931	Pool #CB0689, 2.50%, 6/1/51	1,038,858
1,898,956	Pool #CB1003, 2.50%, 7/1/51	1,939,901
		19,858,908
Freddie Mac — 18.76%
52,834	Pool #Q59453, 4.00%, 11/1/48	56,678
207,016	Pool #QB5731, 2.00%, 11/1/50	206,937
221,623	Pool #QB5732, 2.50%, 11/1/50	226,333
916,937	Pool #QC3844, 2.00%, 6/1/51	915,383
297,909	Pool #QC3845, 2.50%, 6/1/51	304,336
1,344,282	Pool #QC7895, 2.00%, 9/1/51	1,341,725
1,000,613	Pool #QC9571, 2.50%, 10/1/51	1,022,362
89,415	Pool #RA1713, 3.00%, 11/1/49	92,743
82,887	Pool #RA1714, 3.00%, 11/1/49	85,972
42,477	Pool #RA1715, 3.00%, 10/1/49	44,058
200,691	Pool #RA2256, 3.00%, 3/1/50	207,914
237,949	Pool #RA2340, 3.00%, 3/1/50	246,514
211,453	Pool #RA2395, 2.50%, 4/1/50	215,947

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$444,200	Pool #RA2575, 2.50%, 5/1/50	$453,641
144,716	Pool #RA2727, 2.00%, 5/1/50	144,662
145,007	Pool #RA2728, 2.50%, 5/1/50	148,089
392,701	Pool #RA2740, 2.50%, 6/1/50	401,872
341,474	Pool #RA3680, 2.50%, 9/1/50	348,732
232,458	Pool #RA3751, 2.00%, 10/1/50	232,370
372,665	Pool #RA4503, 2.00%, 2/1/51	372,525
427,197	Pool #RA4598, 2.00%, 2/1/51	426,385
367,322	Pool #RA4927, 2.00%, 3/1/51	366,623
514,649	Pool #RA5020, 2.00%, 4/1/51	513,670
1,031,549	Pool #RA5045, 2.50%, 5/1/51	1,053,803
1,364,814	Pool #RA5195, 2.50%, 5/1/51	1,408,108
1,059,021	Pool #RA5197, 2.50%, 5/1/51	1,081,868
1,044,571	Pool #RA5234, 2.50%, 5/1/51	1,067,106
480,802	Pool #RA5237, 2.50%, 5/1/51	491,175
1,762,380	Pool #RA5278, 2.50%, 5/1/51	1,800,401
1,736,184	Pool #RA5350, 2.50%, 6/1/51	1,773,640
1,783,509	Pool #RA5379, 2.50%, 6/1/51	1,821,986
1,038,964	Pool #RA5380, 2.50%, 6/1/51	1,061,378
1,957,361	Pool #RA5404, 2.50%, 6/1/51	1,999,588
1,812,962	Pool #RA5452, 2.50%, 6/1/51	1,852,074
1,923,995	Pool #RA5509, 2.50%, 7/1/51	1,965,502
2,192,736	Pool #RA5525, 2.50%, 7/1/51	2,240,041
1,986,493	Pool #RA5541, 2.50%, 7/1/51	2,029,349
1,597,436	Pool #RA5571, 2.50%, 7/1/51	1,631,910
1,592,241	Pool #RA5597, 2.50%, 7/1/51	1,626,602
254,480	Pool #RA5621, 2.50%, 8/1/51	259,972
810,404	Pool #RA5701, 2.00%, 8/1/51	809,031
1,016,673	Pool #RA5796, 2.50%, 8/1/51	1,038,693
2,421,585	Pool #RA5873, 2.50%, 9/1/51	2,474,033
223,979	Pool #RA5874, 2.50%, 9/1/51	228,847
58,913	Pool #V84044, 4.00%, 1/1/48	63,105
55,434	Pool #V84506, 4.00%, 7/1/48	59,109
44,312	Pool #V84836, 4.00%, 11/1/48	47,666
103,394	Pool #V85041, 4.50%, 1/1/49	110,781
59,563	Pool #V85181, 4.00%, 2/1/49	63,861
102,405	Pool #V85351, 4.00%, 3/1/49	110,210
93,151	Pool #V85365, 3.50%, 4/1/49	100,005
184,726	Pool #V85381, 3.50%, 4/1/49	196,869
108,841	Pool #V85445, 3.50%, 4/1/49	115,653
137,032	Series 2018-KF57, Class A, (LIBOR USD 1-Month + 0.540%), 0.63%, 12/25/28(a)	137,649
64,667	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	66,800
76,767	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	79,880
69,456	Series 2018-SB48, Class A10F, 3.35%, 2/25/28(b)	71,724
191,966	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	199,763

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,804,827	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(b)	$1,771,881
338,083	Series Q014, Class A1, 1.56%, 1/25/36(a)	330,349
		41,615,883
Ginnie Mae — 0.19%
202,345	Pool #AC3667, 1.66%, 8/15/26	202,174
57,582	Pool #BB3740, 4.00%, 11/15/47	61,888
71,229	Pool #BE3008, 4.00%, 4/20/48	76,071
42,260	Series 2018-2, Class AD, 2.40%, 3/16/59	42,969
40,889	Series 2018-26, Class AD, 2.50%, 3/16/52	41,463
		424,565

Total U.S. Government Agency Backed Mortgages		61,899,356
(Cost $62,911,988)
Corporate Bonds — 26.04%
Consumer, Non-cyclical — 16.72%
545,000	AbbVie, Inc., 3.60%, 5/14/25	579,273
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	2,165,225
995,000	Amgen, Inc., 1.90%, 2/21/25	1,011,597
475,000	Amgen, Inc., 2.20%, 2/21/27	486,086
400,000	Amgen, Inc., 2.80%, 8/15/41	388,434
225,000	Amgen, Inc., 3.00%, 1/15/52	220,168
100,000	Amgen, Inc., 3.15%, 2/21/40	102,656
275,000	Amgen, Inc., 3.20%, 11/2/27	296,067
350,000	Amgen, Inc., 4.40%, 5/1/45	418,773
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,875,646
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	495,900
207,000	Baxalta, Inc., 5.25%, 6/23/45	276,005
1,700,000	Baxter International, Inc., 1.92%, 2/1/27(c)	1,707,054
1,000,000	Becton Dickinson and Co., 2.82%, 5/20/30	1,036,714
159,000	Becton Dickinson and Co., 3.36%, 6/6/24	166,511
398,000	Becton Dickinson and Co., 3.73%, 12/15/24	423,206
1,089,000	Becton Dickinson and Co., 4.67%, 6/6/47	1,376,533
400,000	Becton Dickinson and Co., 4.69%, 12/15/44	503,951
731,000	Bristol-Myers Squibb Co., 3.40%, 7/26/29	800,423
50,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	62,016
60,000	California Endowment (The), 2021, 2.50%, 4/1/51	59,486
1,300,000	Children’s Hospital Medical Center, 2.82%, 11/15/50	1,313,916
75,000	Danaher Corp., 2.60%, 10/1/50	71,665
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	1,028,208
100,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	106,832
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	92,344
150,000	EMD Finance LLC, 2.95%, 3/19/22(c)	150,000
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(c)	1,950,686
1,750,000	Fairview Health Services, Series 2021, 2.56%, 11/15/31	1,726,412
210,000	Gilead Sciences, Inc., 1.20%, 10/1/27	202,990

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	$1,617,866
250,000	Gilead Sciences, Inc., 4.80%, 4/1/44	316,976
150,000	Gilead Sciences, Inc., 5.65%, 12/1/41	206,729
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	374,420
2,000,000	Kaiser Foundation Hospitals, Series 2021, 2.81%, 6/1/41	2,015,746
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	159,943
1,200,000	Mary Free Bed Rehabilitation Hospital, 3.79%, 4/1/51	1,310,077
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	158,999
300,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	327,799
78,000	Medtronic, Inc., 3.50%, 3/15/25	83,137
250,000	Medtronic, Inc., 4.38%, 3/15/35	308,275
225,000	PerkinElmer, Inc., 1.90%, 9/15/28	221,258
625,000	PerkinElmer, Inc., 2.25%, 9/15/31	609,467
75,000	Pfizer, Inc., 2.63%, 4/1/30	78,893
250,000	Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/1/26	262,214
645,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	684,537
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,980,618
1,300,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	1,268,673
150,000	Takeda Pharmaceutical Co. Ltd., 3.18%, 7/9/50	152,533
1,150,000	Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	1,350,337
1,100,000	Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	1,093,588
300,000	Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	311,403
100,000	Trinity Health Corp., 4.13%, 12/1/45	120,606
		37,108,871
Financial — 4.43%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	338,886
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	262,708
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	2,459,769
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,745,635
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	257,524
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	618,955
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,383,561
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,765,517
		9,832,555
Industrial — 2.15%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,692,996
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	971,754
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	975,002

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	$68,051
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	50,952
		4,758,755
Utilities — 2.74%
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,607,102
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,477,225
3,020,000	NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	2,996,981
		6,081,308

Total Corporate Bonds		57,781,489
(Cost $57,682,870)
Asset Backed Securities — 7.11%
927,678	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 5/20/48(c)	908,211
826,272	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(c)	814,374
1,178,899	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(c)	1,225,354
1,628,644	Sunnova Helios II Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(c)	1,591,801
1,097,900	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(c)	1,076,022
988,363	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(c)	981,976
980,738	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(c)	980,283
400,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(c)	404,977
1,700,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(c)	1,727,347
190,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(c)	190,469
1,900,000	Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(c)	1,923,391
2,000,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(c)	1,980,739
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(c)	1,971,537

Total Asset Backed Securities		15,776,481
(Cost $15,934,791)
U.S. Government Agency Obligations — 7.11%
Small Business Administration — 3.82%
244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(a),(d)	222
897,300	Certificate of Originator’s Fee, 0.03%, 7/15/31(a),(d)	814
143,106	Certificate of Originator’s Fee, 0.23%, 12/15/30(a),(d)	996
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(a),(d)	3,114

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(a),(d)	$2,395
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(a),(d)	4,362
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(d)	6,871
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(a),(d)	7,118
42,920	(Prime Index - 2.500%), 0.75%, 2/25/28(a)	43,214
97,158	(Prime Index - 2.500%), 0.75%, 4/25/44(a)	98,181
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(a),(d)	5,258
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(a),(d)	31,858
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(d)	11,681
315,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(d)	7,433
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(d)	2,442
494,802	Certificate of Originator’s Fee, 0.98%, 4/15/31(a),(d)	13,051
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(a),(d)	16,659
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(d)	13,576
868,500	Certificate of Originator’s Fee, 1.23%, 6/11/31(d)	33,981
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(d)	10,564
468,000	Certificate of Originator’s Fee, 1.23%, 9/7/31(d)	18,311
180,000	Certificate of Originator’s Fee, 1.23%, 9/10/31(d)	7,043
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(d)	5,458
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(a),(d)	48,152
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(a),(d)	22,383
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(a),(d)	62,775
69,686	(Prime Index - 0.675%), 2.58%, 9/25/43(a)	74,344
217,922	(Prime Index - 0.675%), 2.58%, 11/25/45(a)	234,931
245,589	(Prime Index + 0.118%), 3.37%, 1/25/46(a)	272,394
430,921	(Prime Index + 0.325%), 3.58%, 6/25/31(a)	471,444
475,717	(Prime Index + 0.325%), 3.58%, 7/25/31(a)	519,214
536,137	(Prime Index + 0.325%), 3.58%, 2/25/32(a)	591,215
132,957	(Prime Index + 0.325%), 3.58%, 9/25/44(a)	146,868
828,273	(Prime Index + 0.325%), 3.58%, 8/25/46(a)	927,164
1,067,528	(Prime Index + 0.375%), 3.63%, 10/25/31(a)	1,169,689
651,225	(Prime Index + 0.375%), 3.63%, 8/25/46(a)	722,447
299,430	(Prime Index + 0.575%), 3.83%, 4/25/31(a)	326,276
56,644	(Prime Index + 0.602%), 3.85%, 3/25/43(a)	62,578
34,122	(Prime Index + 0.700%), 3.95%, 2/25/28(a)	35,955
949,263	(Prime Index + 0.825%), 4.08%, 9/25/31(a)	1,059,092
467,721	(Prime Index + 0.875%), 4.13%, 1/25/32(a)	523,304
42,717	(Prime Index + 1.012%), 4.26%, 11/25/28(a)	45,393
78,605	(Prime Index + 1.221%), 4.47%, 6/25/29(a)	84,315
122,556	(Prime Index + 1.575%), 4.83%, 7/25/30(a)	134,715
42,082	(TBA), 5.27%, 3/30/28(a),(d)	46,697
35,268	(TBA), 5.58%, 9/23/25(a),(d)	38,832
122,812	(Prime Index + 2.325%), 5.58%, 10/25/30(a)	137,208
106,620	(Prime Index + 2.325%), 5.58%, 1/25/31(a)	120,196
142,352	7.08%, 7/25/30(a),(d)	155,398
84,897	9.08%, 9/25/29(d)	98,151
		8,475,732

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
U.S. International Development Finance Corp. — 3.29%
$2,000,000	0.00%, 7/23/22(e)	$1,998,748
1,000,000	0.00%, 1/17/25(e)	991,740
1,800,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 7/5/38(a)	1,800,000
1,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 7/5/38(a),(d)	1,000,000
1,000,000	1.44%, 4/15/28	1,000,358
500,000	1.65%, 4/15/28(d)	500,000
		7,290,846

Total U.S. Government Agency Obligations		15,766,578
(Cost $15,966,294)
Commercial Paper — 0.11%
245,000	Self-Help Federal Credit Union, 0.10%, 3/17/22	245,000

Total Commercial Paper		245,000
(Cost $245,000)

Shares
Investment Company — 0.93%
2,072,610	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	2,072,610

Total Investment Company		2,072,610
(Cost $2,072,610)

Total Investments		$219,608,721
(Cost $221,664,964) — 98.97%
Other assets in excess of liabilities — 1.03%		2,278,514
NET ASSETS — 100.00%		$221,887,235

(a)	Floating rate note. Rate shown is as of report date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(f)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Financial futures contracts as of December 31, 2021:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	117	March 2022	$340,448	USD	$23,063,625	Barclays Capital Group
Total			$340,448

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	100	March 2022	$(199,461)	USD	$14,643,750	Barclays Capital Group
30 Year U.S. Treasury Bond	8	March 2022	(12,775)	USD	1,283,500	Barclays Capital Group
Five Year U.S. Treasury Note	170	March 2022	(76,199)	USD	20,566,015	Barclays Capital Group
Total			$(288,435)

Abbreviations used are defined below:
AGM - Assured Guaranty Municipal Corp.
BAM - Bank of America
FHA - Insured by Federal Housing Administration
GO - General Obligations
LIBOR - London Interbank Offered Rate
PSF-GTD - Permanent School Fund Guarantee
Q-SBLF - Qualified School Bond Loan Fund
SONYMA - State of New York Mortgage Agency
TBA - To-be-announced
USD - United States Dollar